Nature of Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Detailed Information About Expenses by Nature

Expenses by nature were comprised of:

	Cost of Goods Sold			Other			Total
	2017	2016	2015	2017	2016 [3]	2015 [3]	2017	2016 [3]	2015 [3]
Depreciation and amortization	$655	$652	$652	$37	$43	$33	$692	$695	$685
Employee costs [1]	563	575	566	113	93	90	676	668	656
Energy and fuel	389	358	452	–	–	–	389	358	452
Freight	–	–	–	372	367	345	372	367	345
Impairment of property, plant and equipment (Note 13)	305	47	–	–	–	–	305	47	–
Raw materials [2]
Natural gas – feedstock	260	250	359	–	–	–	260	250	359
Sulfur	143	151	236	–	–	–	143	151	236
Ammonia	103	92	114		–	–	103	92	114
Natural gas hedge loss	55	77	89	–	–	–	55	77	89
Reagents	77	76	87	–	–	–	77	76	87
Other raw materials	107	110	131	–	–	–	107	110	131
Contract services	255	256	305	–	–	–	255	256	305
Supplies	238	258	289	–	–	–	238	258	289
Railcar and vessel costs	–	–	–	102	106	86	102	106	86
Transaction costs	–	–	–	84	18	–	84	18	–
Off-site warehouse costs	–	–	–	47	47	47	47	47	47
Property and other taxes	40	39	38	–	–	–	40	39	38
Royalties	39	38	69	–	–	–	39	38	69
Products purchased for resale	18	1	58	–	–	–	18	1	58
Other	88	111	77	97	108	93	185	219	170

Total	$3,335	$3,091	$3,522	$852	$782	$694	$4,187	$3,873	$4,216

Expenses included in:
Freight, transportation and distribution							$537	$535	$488
Cost of goods sold							3,335	3,091	3,522
Selling and administrative expenses							214	212	239
Transaction costs							84	18	–
Other expenses (income)							17	17	(33)

[1] Includes employee benefits and share-based compensation.

[2] Includes inbound freight, purchasing and receiving costs.

[3] Certain amounts have been reclassified for presentation purposes as described in Note 33.